UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
12/31/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (47.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (12.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.764s, 2032			$258,826	$423,119
IFB Ser. 3408, Class EK, 24.952s, 2037			142,969	227,444
IFB Ser. 2979, Class AS, 23.507s, 2034			65,632	86,917
IFB Ser. 3072, Class SM, 23.03s, 2035			209,161	331,570
IFB Ser. 3072, Class SB, 22.884s, 2035			187,374	295,860
IFB Ser. 3249, Class PS, 21.585s, 2036			159,801	242,913
IFB Ser. 3951, Class CS, IO, 6.541s, 2026			4,113,322	603,054
IFB Ser. 4098, Class MS, IO, 6.491s, 2041			4,122,647	865,302
IFB Ser. 3727, Class PS, IO, 6.491s, 2038			1,809,710	155,231
IFB Ser. 3895, Class SM, IO, 6.441s, 2040			4,466,896	561,627
IFB Ser. 4048, Class GS, IO, 6.441s, 2040			1,958,720	365,008
IFB Ser. 3940, Class PS, IO, 6.441s, 2040			5,492,795	754,161
IFB Ser. 3860, Class SP, IO, 6.391s, 2040			4,163,467	665,031
IFB Ser. 4032, Class SA, IO, 6.291s, 2042			4,763,926	619,230
IFB Ser. 3708, Class SA, IO, 6.241s, 2040			4,738,767	650,348
IFB Ser. 3780, Class PS, IO, 6.241s, 2035			2,341,272	178,705
IFB Ser. 4125, Class SH, IO, 5.941s, 2042			2,749,183	406,219
IFB Ser. 4112, Class SC, IO, 5.941s, 2042			8,054,278	1,288,692
IFB Ser. 4105, Class LS, IO, 5.941s, 2041			2,445,559	466,295
IFB Ser. 3922, Class CS, IO, 5.891s, 2041			1,969,874	233,747
IFB Ser. 3768, Class PS, IO, 5.791s, 2036			5,857,651	311,967
IFB Ser. 3753, Class S, IO, 5.741s, 2040			2,269,833	275,927
Ser. 3632, Class CI, IO, 5s, 2038			773,357	42,573
Ser. 3626, Class DI, IO, 5s, 2037			435,300	13,385
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,816,360	541,923
Ser. 4000, Class PI, IO, 4 1/2s, 2042			2,581,643	313,928
Ser. 4019, Class GI, IO, 4 1/2s, 2041			10,590,752	1,313,253
Ser. 3747, Class HI, IO, 4 1/2s, 2037			534,261	40,748
Ser. 4090, Class BI, IO, 4s, 2042			821,005	88,964
Ser. 4098, Class PI, IO, 4s, 2042			3,729,268	561,553
Ser. 4010, Class NI, IO, 4s, 2041			3,709,920	483,588
Ser. 3748, Class NI, IO, 4s, 2034			2,271,410	84,724
Ser. 3751, Class MI, IO, 4s, 2034			4,705,544	81,265
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,205,712	322,938
Ser. T-57, Class 1AX, IO, 0.412s, 2043			2,737,530	32,939
Ser. 4077, Class TO, PO, zero %, 2041			1,179,793	1,000,535
FRB Ser. 3326, Class WF, zero %, 2035			7,143	6,858
FRB Ser. 3030, Class EF, zero %, 2035			565	564

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.642s, 2036			299,410	564,694
IFB Ser. 07-53, Class SP, 23.431s, 2037			183,819	297,417
IFB Ser. 08-24, Class SP, 22.514s, 2038			167,253	267,607
IFB Ser. 05-75, Class GS, 19.621s, 2035			192,274	281,853
IFB Ser. 05-83, Class QP, 16.849s, 2034			222,071	309,724
IFB Ser. 12-88, Class SB, IO, 6.46s, 2042			5,299,422	921,199
IFB Ser. 10-135, Class SP, IO, 6.39s, 2040			4,727,595	810,641
IFB Ser. 10-99, Class NS, IO, 6.39s, 2039			3,740,955	407,016
IFB Ser. 11-87, Class HS, IO, 6.29s, 2041			2,983,650	507,787
IFB Ser. 404, Class S13, IO, 6.19s, 2040			4,010,885	559,376
IFB Ser. 10-35, Class SG, IO, 6.19s, 2040			2,952,079	398,619
IFB Ser. 12-132, Class SB, IO, 5.99s, 2042			8,217,909	1,370,501
IFB Ser. 09-100, Class SA, IO, 5.99s, 2039			1,999,287	216,173
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041			1,792,455	336,067
IFB Ser. 12-113, Class SG, IO, 5.89s, 2042			1,884,546	330,285
IFB Ser. 10-46, Class WS, IO, 5.54s, 2040			3,011,406	378,172
Ser. 374, Class 6, IO, 5 1/2s, 2036			652,785	87,153
Ser. 12-132, Class PI, IO, 5s, 2042			4,525,826	858,866
Ser. 398, Class C5, IO, 5s, 2039			471,427	46,907
Ser. 10-13, Class EI, IO, 5s, 2038			286,041	11,749
Ser. 378, Class 19, IO, 5s, 2035			1,509,537	158,501
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			9,963,160	1,580,357
Ser. 409, Class 81, IO, 4 1/2s, 2040			5,522,801	684,159
Ser. 409, Class 82, IO, 4 1/2s, 2040			6,473,810	855,143
Ser. 366, Class 22, IO, 4 1/2s, 2035			639,378	49,200
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,676,043	274,027
Ser. 12-118, Class PI, IO, 4s, 2042			3,875,737	593,453
Ser. 12-96, Class PI, IO, 4s, 2041			2,638,590	343,386
Ser. 406, Class 2, IO, 4s, 2041			2,842,917	336,886
Ser. 406, Class 1, IO, 4s, 2041			1,884,557	231,235
Ser. 409, Class C16, IO, 4s, 2040			4,073,781	410,774
Ser. 03-W10, Class 1, IO, 1.36s, 2043			616,931	26,147
Ser. 99-51, Class N, PO, zero %, 2029			25,746	24,839

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.863s, 2041			2,750,708	3,061,869
IFB Ser. 10-151, Class SL, IO, 6.489s, 2039			2,221,526	341,759
IFB Ser. 10-163, Class SI, IO, 6.42s, 2037			3,697,145	526,847
IFB Ser. 10-26, Class QS, IO, 6.039s, 2040			2,578,045	451,158
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035			742,985	64,090
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040			212,056	34,355
IFB Ser. 10-61, Class SJ, IO, 5.841s, 2040			3,460,995	608,720
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041			2,415,000	598,896
IFB Ser. 11-70, Class SH, IO, 5.681s, 2041			2,481,000	623,078
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,498,760	144,106
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			390,583	58,783
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			11,572,044	1,887,690
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,496,211	179,755
Ser. 11-73, Class IP, IO, 4 1/2s, 2039			4,417,053	439,178
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,606,544	554,398
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,898,276	182,936
Ser. 11-116, Class BI, IO, 4s, 2026			6,967,497	694,381
Ser. 11-70, PO, zero %, 2041			4,872,450	4,008,661
Ser. 06-36, Class OD, PO, zero %, 2036			8,486	7,887

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.04s, 2045			3,067,486	582,822

				44,519,387
Commercial mortgage-backed securities (12.0%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 08-1, Class AJ, 6.248s, 2051			571,000	545,191
FRB Ser. 05-5, Class D, 5.231s, 2045			600,000	526,500

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			16,989	14,271
Ser. 01-1, Class K, 6 1/8s, 2036			345,498	49,054
Ser. 07-5, Class XW, IO, 0.38s, 2051			99,757,643	1,179,932

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050			2,672,000	2,351,360
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038			718,000	711,058
Ser. 05-PWR7, Class D, 5.304s, 2041			441,000	390,197
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	676,090
FRB Ser. 05-T20, Class C, 5.149s, 2042			600,000	582,000

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	580,583
FRB Ser. 05-C3, Class B, 5.029s, 2043			1,720,000	1,566,231

Citigroup Commercial Mortgage Trust 144A FRB Ser. 04-C1, Class G, 5.36s, 2040			3,000,000	2,914,800

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.036s, 2044			29,871,967	117,578

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	444,023	605,887
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	143,935	208,094

Credit Suisse Mortgage Capital Certificates FRB Ser. 06-C1, Class AJ, 5.409s, 2039			$184,000	193,734

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			515,085	21,118

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			339,037	16,952

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031(F)			286,492	285,811

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.094s, 2020			2,523,760	50,475

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.307s, 2045			305,000	268,400
FRB Ser. 05-C1, Class D, 4.949s, 2048			2,243,000	2,170,550

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			452,000	384,765

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3, Class H, 5.944s, 2039			450,000	449,714

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			427,000	389,427

GS Mortgage Securities Corp. II Ser. 05-GG4, Class AJ, 4.782s, 2039			606,000	611,372

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.746s, 2039			56,359,551	845,393

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.21s, 2030 (Cayman Islands)			405,145	223,843

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.077s, 2051			711,000	668,340
FRB Ser. 06-LDP7, Class AJ, 5.871s, 2045			2,281,000	2,218,530
Ser. 06-LDP6, Class AJ, 5.565s, 2043			443,000	421,337
FRB Ser. 04-CBX, Class E, 5.126s, 2037			1,790,000	1,586,476
FRB Ser. 04-CBX, Class B, 5.021s, 2037			247,000	243,561
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042			234,000	248,662
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			350,000	332,500
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			1,900,000	1,909,880

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.154s, 2051			60,285,417	587,902

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			857,101	866,477

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452s, 2039			1,386,000	1,475,797

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.402s, 2028			96,172	10

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.276s, 2051			395,000	385,046
Ser. 06-C2, Class AJ, 5.802s, 2043			589,000	541,880
Ser. 05-CKI1, Class AJ, 5.263s, 2037			487,000	501,854

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 9.025s, 2037			442,088	19,894
Ser. 07-C5, Class X, IO, 5.244s, 2049			1,829,994	130,845

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,054,994
Ser. 06-HQ9, Class AJ, 5.793s, 2044			580,000	633,264
FRB Ser. 07-T27, Class AJ, 5.651s, 2042			829,000	827,341
FRB Ser. 06-HQ8, Class B, 5 1/2s, 2044			1,800,000	1,633,140
Ser. 04-IQ8, Class C, 5.3s, 2040			1,400,000	1,409,520

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,538,728	1,469,484

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			1,215,429	1,251,344

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			193,000	144,750

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			540,986	81,148

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045			1,552,000	1,439,480
FRB Ser. 06-C25, Class AJ, 5.736s, 2043			528,000	535,920
FRB Ser. 05-C20, Class B, 5.248s, 2042			1,679,000	1,633,041
Ser. 07-C34, IO, 0.345s, 2046			16,005,328	193,664

				43,376,461
Residential mortgage-backed securities (non-agency) (23.4%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 5.338s, 2036			1,087,153	943,105

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			9,284,428	1,083,667

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP, IO, 2.078s, 2047			1,203,949	180,592

Banc of America Funding Corp.
Ser. 06-2, Class 2A13, 6s, 2036			977,531	997,081
FRB Ser. 07-C, Class 07-C, 2.768s, 2036			2,055,721	1,778,198
FRB Ser. 06-G, Class 2A5, 0.491s, 2036			531,215	446,221

Banc of America Funding Corp. 144A FRB Ser. 09-R12A, Class A2, 3.045s, 2036			475,455	313,800

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035			500,000	487,500

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			184,745	96,068
Ser. 12-RR10, Class 8A2, 4s, 2036			397,654	401,631
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035			980,000	725,200
Ser. 12-RR10, Class 4A2, 2.626s, 2036			790,000	632,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			518,964	485,880
FRB Ser. 12-RR12, Class 3A3, 21.062s, 2037			420,000	345,450
FRB Ser. 12-RR12, Class 2A3, 14.483s, 2035			350,000	348,639
FRB Ser. 11-RR4, Class 6A4, 14.295s, 2037			1,168,752	923,314
Ser. 12-RR11, Class 4A3, 13.64s, 2037			404,580	291,298
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037			190,056	114,984
FRB Ser. 12-RR12, Class 1A3, 13.355s, 2037			320,000	177,600
FRB Ser. 12-RR12, Class 5A1, 5.138s, 2036			1,540,000	1,568,874
FRB Ser. 12-RR12, Class 5A2, 5.138s, 2036			1,070,000	796,348
Ser. 12-RR11, Class 9A2, 4s, 2037			970,771	968,345
Ser. 12-RR12, Class 3A2, 4s, 2037			800,000	804,000
Ser. 12-RR11, Class 4A2, 4s, 2037			575,117	578,712
Ser. 12-RR12, Class 1A2, 4s, 2037			230,000	231,724
Ser. 12-RR11, Class 3A2, 4s, 2036			198,322	197,826
Ser. 12-RR12, Class 2A2, 4s, 2035			350,000	354,375
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			267,692	266,354
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036			620,000	338,464
Ser. 12-RR11, Class 11A2, 2.6s, 2036			297,313	182,848
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035			850,000	635,375
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046			17,241,827	732,778
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047			35,151,286	1,451,747

Bear Stearns Adjustable Rate Mortgage Trust
FRB Ser. 07-4, Class 12A1, 5.579s, 2037			704,277	598,635
FRB Ser. 07-4, Class 22A1, 5.434s, 2047			1,460,254	1,263,120
FRB Ser. 05-4, Class 2A3, 2.631s, 2035			1,000,000	905,000
FRB Ser. 06-1, Class A1, 2.37s, 2036			378,088	353,513

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.085s, 2034			44,609	16,214

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			6,112,928	171,773
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			4,448,637	65,395

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR3, Class 1A2A, 5.595s, 2036			1,334,723	1,231,281
Ser. 2005-WF2, Class AF4, 4.964s, 2035			1,153,675	1,159,443

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-12, Class 2A2, 0.58s, 2035			900,000	675,000
FRB Ser. 12-1, Class 1A2, 0.58s, 2035			870,000	635,100

Countrywide Alternative Loan Trust
FRB Ser. 06-36T2, Class 1A7, 6 1/4s, 2036			1,726,704	1,394,312
Ser. 07-HY9, Class X, IO, 0.65s, 2047			5,397,777	232,104

Countrywide Home Loans
Ser. 07-16, Class A1, 6 1/2s, 2037			1,213,281	1,134,418
Ser. 07-17, Class 1A2, 6s, 2037			1,612,089	1,555,344
Ser. 06-20, Class 1A21, 6s, 2037			469,336	434,136
Ser. 06-10, Class 1A16, 6s, 2036			1,020,779	921,253

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.079s, 2043		GBP	384,009	527,738
FRB Ser. 03-2, Class 2C1, 2.755s, 2043		EUR	1,028,000	1,147,944

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			$4,532,344	189,905

GSR Mortgage Loan Trust
FRB Ser. 06-AR1, Class 2A4, 2.774s, 2036			1,050,000	803,250
FRB Ser. 05-AR4, Class 3A5, 2.756s, 2035			725,000	652,500

Harborview Mortgage Loan Trust FRB Ser. 05-9, Class 2A1C, 0.661s, 2035			657,206	578,342

JPMorgan Mortgage Trust
FRB Ser. 07-A1, Class 3A4, 3.095s, 2035			554,285	435,662
FRB Ser. 05-A8, Class 2A3, 2.881s, 2035			1,930,000	1,769,435
FRB Ser. 06-A2, Class 2A4, 5.138s, 2036			5,687	4,948

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			3,273,968	108,368

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.41s, 2034			44,320	17,781

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 0 1/2s, 2047			14,569,829	310,337

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X, IO, 0.4s, 2036			13,268,229	216,272

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.812s, 2037			2,671,897	2,177,595
FRB Ser. 07-HY1, Class 5A1, 4.711s, 2037			2,831,819	2,259,702
FRB Ser. 07-HY3, Class 2A1, 4.68s, 2037			2,484,926	2,012,790
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036			752,099	597,919
FRB Ser. 07-HY7, Class 2A1, 2.569s, 2037			751,198	559,643
FRB Ser. 05-AR12, Class 1A4, 2.472s, 2035			490,000	443,450
FRB Ser. 06-AR14, Class 1A4, 2.423s, 2036			539,694	434,454
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046			2,507,578	2,169,054
FRB Ser. 06-AR1, Class 2A1C, 1.235s, 2046			1,920,537	1,027,486
FRB Ser. 06-AR9, Class 1A, 1.166s, 2046			3,299,029	2,672,213
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046			2,165,617	1,700,010
FRB Ser. 06-AR17, Class 1A, 0.986s, 2046			2,003,976	1,502,982
FRB Ser. 06-AR17, Class 1A1, 0.975s, 2046			2,089,145	1,023,681
FRB Ser. 06-AR19, Class 1A, 0.906s, 2047			867,193	624,379
FRB Ser. 05-AR11, Class A1C3, 0.72s, 2045			1,995,590	1,506,670
FRB Ser. 05-AR13, Class A1C3, 0.7s, 2045			3,579,054	2,648,500
FRB Ser. 05-AR17, Class A1C3, 0.69s, 2045			842,452	438,075
FRB Ser. 05-AR15, Class A1C3, 0.69s, 2045			988,055	395,222
FRB Ser. 05-AR8, Class 2AC2, 0.67s, 2045			1,299,388	1,104,480
FRB Ser. 05-AR11, Class A1C4, 0.65s, 2045			1,015,495	766,699
FRB Ser. 05-AR13, Class A1B2, 0.64s, 2045			946,988	814,409
FRB Ser. 05-AR17, Class A1B2, 0.62s, 2045			875,994	731,455
FRB Ser. 05-AR11, Class A1B3, 0.61s, 2045			1,527,061	1,313,271
FRB Ser. 05-AR8, Class 2AC3, 0.6s, 2045			457,874	386,904
FRB Ser. 05-AR2, Class 2A1B, 0.58s, 2045			970,690	854,207
FRB Ser. 05-AR8, Class 2AB3, 0.57s, 2045			638,152	567,955
FRB Ser. 05-AR1, Class A3, 0.57s, 2045			511,592	447,643
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045			2,292,332	1,959,944
FRB Ser. 05-AR6, Class 2AB3, 0.48s, 2045			443,414	390,204

WAMU Mortgage Pass-Through Certificates FRB Ser. 06-AR11, Class 1A, 1.12s, 2046			2,823,086	2,244,352

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-11, Class A1, 6s, 2037			415,941	403,463
Ser. 07-11, Class A36, 6s, 2037			421,669	423,777
Ser. 06-8, Class A9, 6s, 2036			1,927,454	1,959,450
Ser. 07-12, Class A7, 5 1/2s, 2037			335,155	349,399
Ser. 06-3, Class A2, 5 1/2s, 2036			760,000	769,500
FRB Ser. 07-AR3, Class A2, 5.376s, 2037			386,275	348,611
FRB Ser. 06-AR1, Class 2A5, 5.35s, 2036			890,000	892,225
FRB Ser. 06-AR11, Class A6, 5.081s, 2036			979,671	903,746
FRB Ser. 05-AR16, Class 4A2, 2.651s, 2035			1,070,650	1,043,883
FRB Ser. 06-AR17, Class A1, 2.631s, 2036			618,824	544,565
FRB Ser. 06-AR2, Class 2A3, 2.627s, 2036			636,273	620,366
FRB Ser. 05-AR15, Class 1A8, 2.617s, 2035			1,440,000	1,382,400

				84,805,254

Total mortgage-backed securities (cost $166,635,898)				$172,701,102

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.5%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$653,833	$732,932
3s, TBA, January 1, 2043			8,000,000	8,504,375

				9,237,307
U.S. Government Agency Mortgage Obligations (27.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, January 1, 2043			7,000,000	7,317,188

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, February 1, 2043			13,000,000	13,595,156
3s, TBA, January 1, 2043			76,000,000	79,651,564

				100,563,908

Total U.S. government and agency mortgage obligations (cost $109,733,605)				$109,801,215

CORPORATE BONDS AND NOTES (28.2%)(a)
			Principal amount	Value

Basic materials (1.6%)

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			$70,000	$72,800

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			302,000	320,875

Boise Cascade LLC / Boise Cascade Finance Corp. 144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)			30,000	30,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			110,000	115,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	207,200

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			100,000	101,000

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	255,408

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			135,000	143,775

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			82,000	86,510

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			180,000	184,950

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			110,000	112,750

Grohe Holding GmbH 144A company guaranty sr. notes FRN 4.183s, 2017 (Germany)		EUR	313,000	416,202

HD Supply, Inc. company guaranty sr. unsec. sub. notes 13 1/2s, 2015			$147,000	150,675

HD Supply, Inc. 144A company guaranty sr. unsec. notes 11 1/2s, 2020			238,000	268,048

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			135,000	138,713

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	327,898

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			110,000	111,238

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			64,000	62,400

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			100,000	106,250

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	73,675

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	178,000	233,325

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			$220,000	257,950

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			415,000	458,574

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	135,000	130,097

Momentive Performance Materials, Inc. 144A company guaranty sr. notes 10s, 2020			$35,000	34,475

MPM Escrow LLC / MPM Finance Escrow Corp. 144A sr. notes 8 7/8s, 2020			80,000	80,800

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			55,000	56,925

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	172,825

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			75,000	78,938

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	206,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	141,750

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			130,000	145,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			135,000	137,700

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			35,000	37,800

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 1.442s, 2015 (Germany)		EUR	152,000	197,623

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			$30,000	31,800

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			40,000	42,400

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			210,000	212,100

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			31,000	11,780

				5,955,229
Capital goods (1.4%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			30,000	31,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			344,000	375,820

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	111,433	153,792

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	140,000	201,774

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$298,000	331,525

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			140,000	148,400

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			36,000	38,520

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			86,000	94,600

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			24,000	27,660

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			170,000	174,888

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			70,000	70,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			159,000	179,869

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			50,000	53,500

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	72,502

Exide Technologies sr. notes 8 5/8s, 2018			$20,000	16,950

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			40,000	41,450

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			307,000	336,933

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			50,000	50,313

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			22,000	25,080

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			319,000	293,480

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	125,350

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	229,000	330,634

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 7/8s, 2019			$100,000	111,250

Reynolds Group Issuer, Inc. company guaranty sr. notes 7 1/8s, 2019			130,000	139,750

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	107,500

Reynolds Group Issuer, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			100,000	104,000

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			105,000	108,413

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			150,000	162,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	152,425

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			215,000	225,750

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			331,000	352,515

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			99,000	109,890

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			226,000	250,013

				4,998,796
Communication services (4.0%)

AMC Networks, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			50,000	50,188

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			68,000	73,780

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			155,000	180,769

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	168,938

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	50,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			51,000	54,889

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	141,316

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			70,000	70,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			121,000	130,680

Cequel Communiciations Escrow Capital Corp. 144A sr. unsec. notes 6 3/8s, 2020			40,000	41,650

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			127,000	131,128

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			78,000	84,045

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			355,000	381,625

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			233,000	237,660

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			480,000	508,200

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	77,350

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			135,000	144,450

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			326,000	348,820

DISH DBS Corp. company guaranty sr. unsec. notes 7 1/8s, 2016			88,000	98,560

DISH DBS Corp. company guaranty sr. unsec. notes 6 5/8s, 2014			517,000	555,775

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			192,000	218,880

Equinix, Inc. sr. unsec. notes 7s, 2021			130,000	144,300

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			65,000	76,213

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			753,000	865,950

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			214,000	235,935

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			260,000	295,750

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	392,375

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	154,350

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			80,000	82,600

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			948,812	1,008,112

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			253,000	267,548

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	105,000	150,194

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$124,000	138,570

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	158,730

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			40,000	43,600

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	17,765

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	65,343

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	441,086

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			360,000	334,800

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			14,000	11,130

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			51,000	38,123

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			261,000	279,923

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	178,620

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	305,559

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			$75,000	82,087

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			68,000	75,990

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	58,438

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			801,000	931,163

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			147,000	159,863

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			160,000	188,400

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			122,000	133,285

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			418,000	516,230

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	100,000	141,792

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$100,000	141,183

TW Telecom Holdings, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			50,000	52,375

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	433,898

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)			$130,000	188,324

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	218,000	310,723

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)			$361,000	532,591

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	92,075

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	325,000	427,156

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$60,000	65,550

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			247,000	277,875

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	117,720

				14,362,060
Consumer cyclicals (4.6%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	27,750

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			20,000	12,900

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	310,338

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			250,000	203,125

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			150,000	173,250

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			225,000	231,188

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			74,000	75,758

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			80,000	86,400

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	288,150

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			55,000	58,988

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			75,000	75,188

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			260,000	252,850

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	110,375

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			75,000	81,000

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			180,000	198,900

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			140,000	151,200

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			260,000	172,250

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			154,000	164,973

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			70,000	78,750

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			110,000	104,500

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			75,000	83,063

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			305,000	335,500

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			40,000	44,200

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			319,905	347,096

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	120,488

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			107,000	97,905

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			211,000	212,583

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			266,000	261,345

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			300,000	318,750

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023(R)			50,000	49,750

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			385,000	424,823

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			410,000	477,983

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			125,000	127,813

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	269,901

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			$226,000	266,782

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	192,500

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes 4 3/4s, 2023(R)			55,000	58,575

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			263,000	295,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			130,000	141,700

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	383,590

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	271,000	370,584

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	71,927

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$310,000	358,050

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			75,000	75,656

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			50,000	53,750

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			115,000	124,631

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			100,000	109,500

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	59,675

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			200,000	207,000

Lennar Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2022			70,000	68,600

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			155,000	178,250

Limited Brands, Inc. sr. notes 5 5/8s, 2022			85,000	92,863

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			83,000	97,534

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			340,000	20,400

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			123,000	131,610

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	68,738

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			110,000	117,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			40,000	39,900

MGM Resorts International 144A company guaranty sr. unsec. notes 6 3/4s, 2020			120,000	122,550

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			525,213	556,726

Navistar International Corp. sr. notes 8 1/4s, 2021			253,000	244,145

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			240,000	244,200

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			40,000	40,600

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)			27,000	30,173

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020 (Netherlands)			94,000	93,530

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	322,625

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			113,000	125,430

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	115,230

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			50,000	57,000

Penske Automotive Group, Inc. 144A company guaranty sr. sub. notes 5 3/4s, 2022			160,000	164,800

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	110,874

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			70,000	72,275

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			55,000	59,056

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	380,000	545,916

QVC Inc. 144A sr. notes 7 1/2s, 2019			$120,000	132,398

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			50,000	54,500

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			55,000	59,675

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	161,880

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			174,000	184,875

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Germany)		EUR	310,000	472,608

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			$68,000	74,630

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			87,000	92,220

Sinclair Television Group, Inc. 144A sr. notes 6 1/8s, 2022			70,000	74,288

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	20,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			130,000	130,000

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,800

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,625

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			385,000	436,975

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			110,000	117,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			30,000	32,175

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			30,000	30,863

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			293,000	315,708

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			127,000	58,738

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			26,000	22,913

Travelport, LLC 144A sr. notes Ser. B, 6.362s, 2016(PIK)			48,783	40,002

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			127,000	98,425

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			350,000	402,938

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	208,000

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			356,000	396,940

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			135,000	139,401

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			350,000	378,000

				16,676,530
Consumer staples (1.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	733,860

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			$105,000	117,075

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			50,000	55,250

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	210,680

CKE Holdings, Inc. 144A sr. unsec. notes 10 1/2s, 2016(PIK)			111,981	119,540

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			124,000	117,180

Claire's Stores, Inc. 144A sr. notes 9s, 2019			300,000	322,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	128,205

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	103,050

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 5/8s, 2023			45,000	47,025

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			257,000	273,063

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	129,505

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	130,669

Dole Food Co. 144A sr. notes 8s, 2016			87,000	90,480

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			165,000	184,388

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	100,000	157,367

HDTFS, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			$30,000	31,950

HDTFS, Inc. 144A company guaranty sr. notes 5 7/8s, 2020			30,000	31,350

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	71,825

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	156,000	221,718

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$67,000	71,020

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			350,000	353,500

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			105,000	104,475

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			119,000	128,520

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			90,000	98,606

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			215,000	238,381

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			315,000	323,663

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			321,000	335,044

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			235,000	250,275

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	62,838

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			145,000	160,225

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			565,000	644,100

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			40,000	42,300

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			6,000	6,285

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			191,000	197,685

Wok Acquisition Corp. 144A sr. unsec. notes 10 1/4s, 2020			50,000	53,375

				6,346,972
Energy (6.7%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			150,000	152,625

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	143,438

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			65,000	70,038

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			130,000	119,275

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			136,000	126,140

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec. notes 7s, 2022			145,000	161,494

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			283,000	325,577

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			48,000	44,520

Arch Coal, Inc. company guaranty sr. unsec. unsub. notes 7s, 2019			166,000	154,380

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			60,000	62,100

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	53,750

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			155,000	165,850

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			296,000	319,680

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	159,250

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	70,095

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$495,000	559,350

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			41,000	41,205

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	246,938

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			55,000	57,888

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	92,840

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	153,682

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$90,000	61,200

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			125,000	135,313

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			710,000	768,575

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			345,000	371,738

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			365,000	394,200

Crosstex Energy LP/Crosstex Energy Finance Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2022			65,000	67,763

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			118,000	133,045

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	34,100

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			378,000	366,660

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			98,000	97,020

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	133,500

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			131,000	135,258

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,714,326

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			176,000	216,836

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			230,000	252,372

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			195,000	186,225

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			180,000	184,950

Halcon Resources Corp. 144A sr. unsec. notes 8 7/8s, 2021			184,000	195,040

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			15,000	15,713

Hiland Partners LP / Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			85,000	90,950

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	98,000	161,119

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			$76,000	76,000

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			45,000	44,775

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			55,000	60,638

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			65,000	70,525

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			188,000	210,090

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			80,000	75,200

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			242,000	254,705

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			108,000	112,860

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			225,000	166,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	282,403

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			160,000	163,200

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	117,975

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			138,000	150,420

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	202,000

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			234,000	267,930

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			19,000	20,378

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	1,010,563

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	321,755

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			440,000	547,004

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	703,638

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	101,175

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,500,000	1,290,135

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			620,000	589,130

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,120,000	1,019,827

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,135,000	1,120,813

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			225,000	227,250

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,855,000	2,425,413

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			140,000	154,175

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	162,750

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	78,375

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	137,640

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			75,000	76,313

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			415,000	438,863

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			5,000	5,350

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			578,000	612,680

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			165,000	169,125

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	89,675

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			35,000	37,450

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			130,000	141,375

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	61,350

Unit Corp. 144A company guaranty sr. sub. notes 6 5/8s, 2021			110,000	112,888

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			480,000	508,800

				24,415,129
Financials (3.0%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			119,000	112,158

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			165,000	174,900

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	155,010

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	72,394

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	682,238

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			150,000	165,000

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			790,000	864,126

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			160,000	164,000

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			56,000	61,250

CIT Group, Inc. sr. unsec. notes 5s, 2022			170,000	181,274

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	147,488

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017			110,000	116,600

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	231,650

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	179,850

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			170,000	163,625

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			175,000	179,375

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			65,000	66,788

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			385,000	413,394

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			51,000	54,698

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			200,000	212,000

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			76,000	78,850

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	117,875

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	81,375

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			110,000	116,325

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			75,000	82,875

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			45,000	44,775

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			100,000	98,250

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			100,000	116,750

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			130,000	144,300

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			2,750,000	2,936,281

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			325,000	370,730

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			500,000	539,375

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	162,586

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	198,502

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,105,291

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			113,000	122,040

				10,713,998
Health care (1.9%)

AmSurg Corp. 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			134,000	139,360

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	147,340

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020			220,000	233,750

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			160,000	171,600

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	326,159

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$205,000	210,125

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			160,000	166,800

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			80,000	86,600

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	142,512

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$428,000	469,730

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	241,588

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	138,613

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	177,169

Grifols, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			194,000	213,643

HCA, Inc. sr. notes 6 1/2s, 2020			633,000	712,125

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	62,975

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			325,000	344,906

Hologic, Inc. 144A company guaranty sr. unsec. notes 6 1/4s, 2020			50,000	53,875

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			334,000	315,630

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			88,000	92,180

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			85,000	89,250

Kinetics Concepts/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			128,000	121,760

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			150,000	167,250

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	92,438

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			120,000	163,938

Service Corporation International sr. notes 7s, 2019			80,000	87,600

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			153,000	152,235

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			185,000	197,950

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			310,000	324,725

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			120,841	122,352

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	172,800

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			119,000	135,363

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			200,000	220,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			198,000	221,760

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	32,625

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	80,813

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	32,400

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			7,000	5,250

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020 (Canada)			30,000	32,175

				6,899,364
Technology (1.2%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			$32,000	26,800

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			107,000	95,230

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			241,000	225,335

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			129,000	129,323

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			283,000	283,000

CyrusOne LP / CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			45,000	46,913

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	84,000

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			111,000	125,569

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			76,000	82,650

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			346,000	364,165

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			314,401	321,868

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			97,000	95,060

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			231,000	231,000

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			75,000	81,750

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			105,000	108,675

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			43,000	46,118

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			368,000	405,720

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			55,000	61,738

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	495,850

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			100,000	115,875

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			91,000	99,986

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			115,000	117,588

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	162,783

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			188,000	200,690

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)			200,000	291,268

				4,298,954
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	617,679

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$198,000	219,285

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			240,000	263,400

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			42,000	25,620

				1,125,984
Utilities and power (1.7%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			475,000	548,625

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	149,850

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			149,000	167,253

Calpine Corp. 144A sr. notes 7 1/4s, 2017			383,000	407,895

Dynegy Holdings, LLC Escrow bonds 7 3/4s, 2019			401,000	2,005

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			151,000	80,030

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			69,000	36,398

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			147,000	77,910

Edison Mission Energy sr. unsec. notes 7s, 2017 (In default)(NON)			23,000	12,190

El Paso Natural Gas Co. sr. unsec. debs. 8 5/8s, 2022			247,000	339,776

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			595,000	664,913

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			296,000	333,740

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	346,500

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			75,000	81,750

EP Energy/EP Finance, Inc. sr. unsec. notes 9 3/8s, 2020			260,000	293,150

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			50,000	53,000

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017			105,000	104,474

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			278,000	321,090

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	53,100

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			115,000	127,650

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			785,000	989,398

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019			75,000	86,250

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	660,450

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			110,000	129,349

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	128,100

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			90,000	70,425

				6,265,271

Total corporate bonds and notes (cost $96,528,796)				$102,058,287

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.4%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,520,000	$1,261,600

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			197,000	198,970

Argentina (Republic of) sr. unsec. bonds FRB 0.507s, 2013			1,431,000	175,298

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,501,000	4,994,907

Brazil (Federal Republic of) unsec. notes 10s, 2017		BRL	1,500	772,134

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	990	496,033

Chile (Republic of) notes 5 1/2s, 2020		CLP	170,000,000	395,827

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$265,000	301,438

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			225,000	245,291

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013		INR	22,600,000	399,384

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$690,000	795,694

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	9,750,000	317,066

Ireland (Republic of) unsec. bonds 5 1/2s, 2017		EUR	443,000	638,072

Portugal (Republic of) sr. unsec. bonds 4.35s, 2017		EUR	443,000	563,354

Russia (Federation of) 144A sr. unsec. notes 3 1/4s, 2017			$2,600,000	2,767,803

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030			1,891,000	2,427,476

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017		EUR	443,000	619,197

Sri Lanka (Republic of) 144A notes 7.4s, 2015			$200,000	216,236

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			1,205,000	1,465,581

Ukraine (Government of) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	170,625

Ukraine (Government of) 144A sr. unsec. bonds 7 3/4s, 2020			385,000	395,588

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017			1,340,000	1,453,251

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014			300,000	304,502

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022			250,000	250,938

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,715,000	1,732,150

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			1,985,000	2,037,542

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			1,285,000	1,485,884

Total foreign government and agency bonds and notes (cost $25,430,187)				$26,881,841

SENIOR LOANS (1.7%)(a)(c)
			Principal amount	Value

Ardent Health Services, LLC bank term loan FRN Ser. B, 6 1/2s, 2015			$219,390	$219,116

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			140,000	142,100

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			26,025	26,206

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.46s, 2018			722,663	644,524

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.46s, 2016			415,243	416,797

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.859s, 2016			429,181	355,148

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			110,257	110,349

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			149,839	150,776

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			119,909	99,374

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s, 2014(PIK)			101,249	96,861

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.27s, 2014(PIK)			57,633	55,135

Intelsat SA bank term loan FRN 3.21s, 2014 (Luxembourg)			460,000	459,424

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017			125,319	126,494

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			188,549	190,376

Motor City Casino bank term loan FRN 6s, 2017			228,977	229,400

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			116,174	116,573

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017			75,000	75,250

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			160,000	160,089

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			88,425	86,730

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			165,000	165,344

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)			60,000	60,675

Realogy Corp. bank term loan FRN Ser. B, 4.461s, 2016			422,232	423,023

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			241,938	243,237

Rite Aid Corp. bank term loan FRN Ser. B, 1.967s, 2014			93,780	93,030

Servicemaster Co. bank term loan FRN 4.46s, 2017			67,270	67,340

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			125,000	124,180

SRAM Corp. bank term loan FRN 8 1/2s, 2018			60,000	60,600

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.746s, 2017			640,516	428,917

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014			209,551	164,672

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			289,000	239,629

Univision Communications, Inc. bank term loan FRN 4.459s, 2017			97,824	96,112

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016			55,413	56,119

Total senior loans (cost $6,262,264)				$5,983,600

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration		Contract
Fixed right % to receive or (pay)/Floating rate index/ Maturity date	date/strike		amount	Value

Barclays Bank PLC

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.0		$64,705,000	$470,858

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		64,705,000	78,293

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		59,911,000	159,962

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		59,911,000	159,962

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.25		59,911,000	159,962

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.0		9,665,000	69,491

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		9,665,000	11,695

JPMorgan Chase Bank N.A.

(2)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/2.0		6,374,000	45,829

1.5/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.5		6,374,000	7,713

Total purchased swap options outstanding (cost $2,602,776)				$1,163,765

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$157,000	$248,845

Navistar International Corp. cv. sr. unsec. sub. notes 3s, 2014			200,000	182,625

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			155,000	168,659

Total convertible bonds and notes (cost $492,238)				$600,129

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			198	$194,467

M/I Homes, Inc. $2.438 pfd.(NON)			7,054	161,537

Total preferred stocks (cost $200,794)				$356,004

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			3,856	$171,091

United Technologies Corp. $3.75 cv. pfd.			2,100	116,991

Total convertible preferred stocks (cost $297,800)				$288,082

COMMON STOCKS (0.1%)(a)
			Shares	Value

Dynegy, Inc.(NON)			9,782	$187,130

HealthSouth Corp.(NON)			224	4,729

Trump Entertainment Resorts, Inc.(NON)			94	376

Vertis Holdings, Inc.(F)(NON)			734	7

Total common stocks (cost $276,874)				$192,242

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	0.01	20	$596

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 1.00	$508	31,320

Total warrants (cost $19,277)				$31,916

SHORT-TERM INVESTMENTS (15.2%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.14%(AFF)			38,752,875	$38,752,875

SSgA Prime Money Market Fund 0.08%(P)			1,360,000	1,360,000

U.S. Treasury Bills with an effective yield of 0.142%, December 12, 2013(SEGSF)			$85,000	84,884

U.S. Treasury Bills with effective yields ranging from 0.096% to 0.130%, October 17, 2013(SEG)(SEGSF)(SEGCCS)			3,789,000	3,784,987

Straight-A Funding, LLC 144A discounted commercial paper with an effective yield of 0.188%, March 18, 2013			8,250,000	8,246,691

Straight-A Funding, LLC 144A discounted commercial paper with an effective yield of 0.178%, February 5, 2013			2,750,000	2,749,519

Total short-term investments (cost $54,979,106)				$54,978,956

TOTAL INVESTMENTS

Total investments (cost $463,459,615)(b)				$475,037,139

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $144,669,656) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	1/16/13	925,256	899,467	(25,789)
	Japanese Yen	Sell	1/16/13	876,672	895,871	19,199
	Peruvian New Sol	Buy	1/16/13	819,876	816,912	2,964
Barclays Bank PLC
	Australian Dollar	Buy	1/16/13	2,046,679	2,049,769	(3,090)
	Brazilian Real	Buy	1/16/13	253,972	243,901	10,071
	British Pound	Sell	1/16/13	2,420,346	2,396,079	(24,267)
	Canadian Dollar	Sell	1/16/13	4,698,506	4,699,346	840
	Chilean Peso	Buy	1/16/13	546,124	555,776	(9,652)
	Czech Koruna	Sell	1/16/13	551,819	543,439	(8,380)
	Euro	Sell	1/16/13	109,040	130,067	21,027
	Indonesian Rupiah	Sell	1/16/13	534,556	534,618	62
	Japanese Yen	Sell	1/16/13	2,756,429	2,843,715	87,286
	Malaysian Ringgit	Buy	1/16/13	952,802	954,287	(1,485)
	Mexican Peso	Buy	1/16/13	1,341,913	1,351,428	(9,515)
	New Zealand Dollar	Sell	1/16/13	776,954	773,824	(3,130)
	Norwegian Krone	Sell	1/16/13	682,005	671,820	(10,185)
	Polish Zloty	Buy	1/16/13	788,387	770,699	17,688
	Russian Ruble	Buy	1/16/13	959,835	952,237	7,598
	South Korean Won	Buy	1/16/13	200,430	197,566	2,864
	Swedish Krona	Sell	1/16/13	908,160	899,603	(8,557)
	Swiss Franc	Buy	1/16/13	816,032	807,275	8,757
	Taiwan Dollar	Buy	1/16/13	541,098	540,781	317
	Turkish Lira	Buy	1/16/13	1,311,017	1,304,767	6,250
Citibank, N.A.
	Australian Dollar	Buy	1/16/13	3,247,007	3,252,707	(5,700)
	Brazilian Real	Sell	1/16/13	585	5,080	4,495
	British Pound	Sell	1/16/13	5,082,888	5,031,230	(51,658)
	Czech Koruna	Sell	1/16/13	551,829	543,717	(8,112)
	Euro	Sell	1/16/13	1,036,672	1,021,686	(14,986)
	Japanese Yen	Sell	1/16/13	2,080,157	2,211,331	131,174
	South Korean Won	Buy	1/16/13	876,525	874,421	2,104
	Taiwan Dollar	Buy	1/16/13	94,728	94,618	110
	Turkish Lira	Buy	1/16/13	1,018,107	1,017,244	863
Credit Suisse International
	Australian Dollar	Buy	1/16/13	$4,160,165	$4,165,347	$(5,182)
	Brazilian Real	Buy	1/16/13	1,056,892	1,033,595	23,297
	British Pound	Sell	1/16/13	3,530,456	3,503,412	(27,044)
	Canadian Dollar	Sell	1/16/13	2,672,929	2,672,032	(897)
	Chinese Yuan	Buy	1/16/13	539,889	540,791	(902)
	Czech Koruna	Sell	1/16/13	551,829	544,140	(7,689)
	Indonesian Rupiah	Sell	1/16/13	534,556	535,784	1,228
	Japanese Yen	Buy	1/16/13	1,118,720	1,190,696	(71,976)
	Mexican Peso	Buy	1/16/13	1,342,223	1,351,260	(9,037)
	New Zealand Dollar	Sell	1/16/13	298,923	303,105	4,182
	Norwegian Krone	Sell	1/16/13	926,755	916,310	(10,445)
	Philippines Peso	Buy	1/16/13	831,836	836,184	(4,348)
	Polish Zloty	Buy	1/16/13	1,233,639	1,224,854	8,785
	Russian Ruble	Buy	1/16/13	959,831	953,624	6,207
	South Korean Won	Buy	1/16/13	684,356	675,696	8,660
	Swedish Krona	Sell	1/16/13	54,157	49,092	(5,065)
	Swiss Franc	Sell	1/16/13	36,635	50,586	13,951
	Taiwan Dollar	Buy	1/16/13	163,021	163,178	(157)
	Turkish Lira	Buy	1/16/13	1,414,809	1,410,183	4,626
Deutsche Bank AG
	Australian Dollar	Buy	1/16/13	806,720	808,121	(1,401)
	Brazilian Real	Buy	1/16/13	263,869	254,742	9,127
	British Pound	Sell	1/16/13	3,689,646	3,663,329	(26,317)
	Canadian Dollar	Sell	1/16/13	1,333,500	1,333,534	34
	Euro	Sell	1/16/13	1,079,047	1,066,374	(12,673)
	Mexican Peso	Buy	1/16/13	229,123	227,997	1,126
	Polish Zloty	Buy	1/16/13	486,132	475,097	11,035
	Singapore Dollar	Buy	1/16/13	951,058	953,287	(2,229)
	South Korean Won	Buy	1/16/13	819,289	818,310	979
	Swiss Franc	Buy	1/16/13	656	649	7
	Swiss Franc	Sell	1/16/13	656	651	(5)
HSBC Bank USA, National Association
	British Pound	Sell	1/16/13	1,925,393	1,905,820	(19,573)
	Canadian Dollar	Sell	1/16/13	365,436	365,324	(112)
	Euro	Buy	1/16/13	884,201	887,110	(2,909)
	Indian Rupee	Buy	1/16/13	28,427	28,295	132
	Japanese Yen	Buy	1/16/13	1,194,259	1,290,561	(96,302)
	Norwegian Krone	Sell	1/16/13	914,382	905,501	(8,881)
	Philippines Peso	Buy	1/16/13	818,597	821,065	(2,468)
	Russian Ruble	Buy	1/16/13	1,097,831	1,082,180	15,651
	South Korean Won	Buy	1/16/13	1,155,496	1,150,057	5,439
	Turkish Lira	Buy	1/16/13	1,027,619	1,023,746	3,873
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/16/13	906,834	908,500	(1,666)
	Brazilian Real	Buy	1/16/13	362,650	349,514	13,136
	British Pound	Sell	1/16/13	1,358,480	1,344,738	(13,742)
	Canadian Dollar	Sell	1/16/13	941,530	941,532	2
	Chilean Peso	Buy	1/16/13	944,439	953,592	(9,153)
	Chinese Yuan	Buy	1/16/13	539,889	540,791	(902)
	Czech Koruna	Sell	1/16/13	551,829	543,569	(8,260)
	Euro	Buy	1/16/13	566,718	545,477	21,241
	Japanese Yen	Sell	1/16/13	2,259,227	2,380,712	121,485
	Malaysian Ringgit	Buy	1/16/13	952,802	954,693	(1,891)
	Mexican Peso	Buy	1/16/13	560,927	558,202	2,725
	New Zealand Dollar	Sell	1/16/13	286,785	285,278	(1,507)
	Norwegian Krone	Buy	1/16/13	1,250,295	1,225,247	25,048
	Polish Zloty	Buy	1/16/13	804,164	786,792	17,372
	Russian Ruble	Buy	1/16/13	771,835	758,536	13,299
	South Korean Won	Buy	1/16/13	245,882	242,302	3,580
	Swedish Krona	Buy	1/16/13	1,836,581	1,814,776	21,805
	Taiwan Dollar	Buy	1/16/13	1,412,512	1,415,283	(2,771)
	Turkish Lira	Buy	1/16/13	146,259	146,015	244
Royal Bank of Scotland PLC (The)
	Turkish Lira	Buy	1/16/13	76,431	76,011	420
	Turkish Lira	Sell	1/16/13	76,431	76,437	6
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/16/13	903,307	904,919	(1,612)
	Brazilian Real	Buy	1/16/13	694,632	679,112	15,520
	British Pound	Sell	1/16/13	1,817,696	1,799,475	(18,221)
	Canadian Dollar	Sell	1/16/13	2,990,827	2,991,355	528
	Colombian Peso	Buy	1/16/13	830,165	818,651	11,514
	Czech Koruna	Sell	1/16/13	551,829	543,325	(8,504)
	Euro	Sell	1/16/13	1,739,096	1,722,794	(16,302)
	Indonesian Rupiah	Sell	1/16/13	534,556	535,673	1,117
	Japanese Yen	Sell	1/16/13	1,728,398	1,765,397	36,999
	Mexican Peso	Buy	1/16/13	638,502	635,285	3,217
	New Zealand Dollar	Sell	1/16/13	551,440	549,179	(2,261)
	Norwegian Krone	Sell	1/16/13	911,324	892,256	(19,068)
	Polish Zloty	Buy	1/16/13	1,375,700	1,362,705	12,995
	South Korean Won	Buy	1/16/13	114,921	113,362	1,559
	Swedish Krona	Buy	1/16/13	925,792	911,380	14,412
	Swiss Franc	Buy	1/16/13	526,998	507,035	19,963
	Thai Baht	Buy	1/16/13	817,398	814,544	2,854
	Turkish Lira	Buy	1/16/13	545,311	543,013	2,298
UBS AG
	Australian Dollar	Buy	1/16/13	3,366,314	3,371,029	(4,715)
	British Pound	Sell	1/16/13	1,319,819	1,306,647	(13,172)
	Canadian Dollar	Sell	1/16/13	878,715	878,695	(20)
	Czech Koruna	Sell	1/16/13	551,829	543,323	(8,506)
	Euro	Sell	1/16/13	64,949	71,927	6,978
	Indian Rupee	Sell	1/16/13	393,915	392,920	(995)
	Japanese Yen	Sell	1/16/13	2,278,652	2,416,271	137,619
	Mexican Peso	Buy	1/16/13	1,070,321	1,080,840	(10,519)
	New Zealand Dollar	Sell	1/16/13	278,941	277,831	(1,110)
	Norwegian Krone	Buy	1/16/13	1,436,451	1,405,891	30,560
	Philippines Peso	Buy	1/16/13	831,836	835,775	(3,939)
	Russian Ruble	Buy	1/16/13	1,097,831	1,082,564	15,267
	Singapore Dollar	Buy	1/16/13	886,552	888,655	(2,103)
	Swedish Krona	Sell	1/16/13	7,794	7,637	(157)
	Swiss Franc	Sell	1/16/13	4,067,144	4,021,021	(46,123)
	Taiwan Dollar	Buy	1/16/13	541,098	540,688	410
	Thai Baht	Buy	1/16/13	817,395	814,541	2,854
	Turkish Lira	Buy	1/16/13	1,295,071	1,293,060	2,011
WestPac Banking Corp.
	Australian Dollar	Buy	1/16/13	1,544,035	1,546,537	(2,502)
	British Pound	Buy	1/16/13	600,376	583,049	17,327
	Canadian Dollar	Sell	1/16/13	1,777,531	1,777,541	10
	Euro	Buy	1/16/13	2,150,438	2,126,782	23,656
	Mexican Peso	Buy	1/16/13	293,894	292,528	1,366
	Swedish Krona	Sell	1/16/13	1,131,937	1,109,547	(22,390)

Total						$321,176

FUTURES CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	46	5,232,551	Mar-13	$(8,138)
Australian Government Treasury Bond 10 yr (Long)	3	$384,180	Mar-13	287
Canadian Government Bond 10 yr (Long)	26	3,542,817	Mar-13	(3,241)
Euro-Bobl 5 yr (Short)	8	1,349,729	Mar-13	(9,319)
Japanese Government Bond 10 yr (Short)	12	19,897,270	Mar-13	112,132
Japanese Government Bond 10 yr Mini (Long)	4	663,104	Mar-13	(3,897)
U.K. Gilt 10 yr (Short)	4	772,718	Mar-13	(531)

Total				$87,293

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/12 (premiums $903,480) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Currency	Contract amount	Value

Deutsche Bank AG
(1.75)/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75		$23,467,000	$152,536
1.75/3 month USD-LIBOR-BBA/Mar-23(E)	Mar-13/1.75		23,467,000	413,019

Total				$565,555

(E) Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING at 12/31/12 (proceeds receivable $72,218,906) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, January 1, 2043	$69,000,000	1/14/13	$72,315,236

Total			$72,315,236

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
				received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$4,514,300	(E)	$(68,392)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$(18,283)
	Barclays Bank PLC
		820,000	(E)	961	3/20/15	0.45%	3 month USD-LIBOR-BBA	322
		21,772,000	(E)	297,873	3/20/23	3 month USD-LIBOR-BBA	1.75%	56,203
		348,000	(E)	1,329	3/20/18	3 month USD-LIBOR-BBA	0.90%	1,298
		1,232,000	(E)	(61,970)	3/20/43	2.60%	3 month USD-LIBOR-BBA	(11,803)
		19,001,000	(E)	(4,832)	3/20/15	3 month USD-LIBOR-BBA	0.45%	9,988
		4,856,000	(E)	(77,907)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(24,004)
	AUD	4,839,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	3,638
	AUD	2,075,000		—	12/21/22	6 month AUD-BBR-BBSW	3.87%	8,940
	AUD	1,867,000		—	12/4/22	6 month AUD-BBR-BBSW	3.806%	(920)
	AUD	3,094,000		—	12/17/22	6 month AUD-BBR-BBSW	3.90%	21,642
	AUD	1,779,000		—	12/18/22	6 month AUD-BBR-BBSW	3.8525%	4,925
	AUD	1,126,000		—	12/31/22	6 month AUD-BBR-BBSW	3.87%	4,373
	CHF	3,138,000		—	12/7/22	0.87%	6 month CHF-LIBOR-BBA	23,866
	EUR	21,333,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	(607,225)
	EUR	2,333,000		—	12/5/22	1.7125%	6 month EUR-EURIBOR-REUTERS	(47,283)
	EUR	16,186,000		—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	291,315
	EUR	5,971,000		—	12/7/22	1.6370%	6 month EUR-EURIBOR-REUTERS	(63,527)
	EUR	41,668,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	273,348
	EUR	2,938,000		—	12/14/22	1.604%	6 month EUR-EURIBOR-REUTERS	(17,754)
	GBP	2,735,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(685,440)
	GBP	1,801,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(50,236)
	GBP	3,199,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	(59,916)
	GBP	1,837,000		—	12/3/22	1.932%	6 month GBP-LIBOR-BBA	(25,243)
	GBP	3,018,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(35,769)
	GBP	1,116,000		—	12/20/22	6 month GBP-LIBOR-BBA	1.9575%	17,715
	JPY	1,366,917,000		—	12/6/22	6 month JPY-LIBOR-BBA	0.745%	(124,723)
	JPY	509,719,000		—	12/12/22	0.695%	6 month JPY-LIBOR-BBA	76,640
	JPY	1,168,560,000		—	12/14/22	0.7025%	6 month JPY-LIBOR-BBA	166,901
	JPY	591,028,000		—	12/21/22	6 month JPY-LIBOR-BBA	0.8025%	(20,006)
	JPY	699,834,000		—	1/7/23	6 month JPY-LIBOR-BBA	0.84625%	2,989
	SEK	5,479,000		—	12/6/22	2.09%	3 month SEK-STIBOR-SIDE	(4,768)
	Citibank, N.A.
		$893,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	26,290
		3,468,000	(E)	(22,369)	3/20/23	1.75%	3 month USD-LIBOR-BBA	16,126
		3,468,000	(E)	33,640	3/20/23	3 month USD-LIBOR-BBA	1.75%	(4,855)
		24,472,000		—	12/21/22	1.8265%	3 month USD-LIBOR-BBA	(76,662)
	EUR	3,702,000		—	8/2/22	6 month EUR-EURIBOR-REUTERS	1.8%	147,810
	GBP	2,391,000		—	8/8/22	6 month GBP-LIBOR-BBA	1.97%	73,325
	GBP	3,119,000		—	9/24/22	1.9175%	6 month GBP-LIBOR-BBA	(56,343)
	SEK	18,934,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	90,768
	SEK	9,208,000		—	12/20/22	2.045%	3 month SEK-STIBOR-SIDE	(1,949)
	Credit Suisse International
		$5,324,000	(E)	(52,774)	3/20/23	1.75%	3 month USD-LIBOR-BBA	6,323
		67,857,000	(E)	687,000	3/20/23	3 month USD-LIBOR-BBA	1.75%	(66,213)
		29,479,000	(E)	(32,750)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(9,757)
		3,042,000	(E)	80,141	3/20/43	3 month USD-LIBOR-BBA	2.60%	(43,729)
		50,969,000	(E)	(3,128)	3/20/18	0.90%	3 month USD-LIBOR-BBA	1,459
		1,823,000		—	12/21/22	3 month USD-LIBOR-BBA	1.844%	8,709
	AUD	1,588,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	1,194
	CAD	3,214,000		—	12/5/22	3 month CAD-BA-CDOR	2.11125%	(34,742)
	CAD	3,233,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(23,438)
	CAD	973,000		—	12/12/22	2.1675%	3 month CAD-BA-CDOR	5,868
	CAD	3,382,000		—	12/14/22	2.24125%	3 month CAD-BA-CDOR	(2,036)
	CAD	2,213,000		—	12/19/22	2.29125%	3 month CAD-BA-CDOR	(10,870)
	CHF	16,214,000		—	12/6/22	0.87%	6 month CHF-LIBOR-BBA	123,611
	EUR	13,940,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(215,549)
	EUR	2,333,000		—	12/5/22	1.715%	6 month EUR-EURIBOR-REUTERS	(48,028)
	EUR	3,176,000		—	12/6/22	6 month EUR-EURIBOR-REUTERS	1.695%	57,162
	EUR	2,149,000		—	12/17/22	1.60%	6 month EUR-EURIBOR-REUTERS	(11,177)
	EUR	3,077,000		—	12/18/22	1.6155%	6 month EUR-EURIBOR-REUTERS	(21,854)
	GBP	1,780,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(21,096)
	GBP	2,000,000		—	12/5/22	1.87375%	6 month GBP-LIBOR-BBA	(9,484)
	MXN	33,670,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	209,970
	SEK	21,262,000		—	12/5/22	3 month SEK-STIBOR-SIDE	2.1025%	22,392
	SEK	17,248,000		—	12/6/22	2.095%	3 month SEK-STIBOR-SIDE	(16,212)
	SEK	10,508,000		—	12/10/22	3 month SEK-STIBOR-SIDE	2.0175%	(1,790)
	Deutsche Bank AG
		$13,622,000	(E)	10,654	3/20/18	0.90%	3 month USD-LIBOR-BBA	11,880
		336,377,000	(E)	423,793	3/20/15	0.45%	3 month USD-LIBOR-BBA	161,419
		21,964,000	(E)	231,472	3/20/23	3 month USD-LIBOR-BBA	1.75%	(12,329)
	MXN	33,670,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	219,526
	Goldman Sachs International
		$30,117,000	(E)	326,615	3/20/23	3 month USD-LIBOR-BBA	1.75%	(7,684)
		28,269,000	(E)	(530,052)	3/20/23	1.75%	3 month USD-LIBOR-BBA	(216,266)
		31,933,000	(E)	(13,360)	3/20/15	3 month USD-LIBOR-BBA	0.45%	11,547
		19,933,000	(E)	988,953	3/20/43	3 month USD-LIBOR-BBA	2.60%	177,282
	AUD	1,574,500		—	11/28/22	6 month AUD-BBR-BBSW	3.875%	7,796
	AUD	2,222,000		—	11/14/22	6 month AUD-BBR-BBSW	3.70%	(20,979)
	AUD	3,446,000		—	12/13/22	6 month AUD-BBR-BBSW	3.82%	881
	AUD	1,612,000		—	12/13/22	6 month AUD-BBR-BBSW	3.8275%	1,473
	AUD	3,044,000		—	12/14/22	6 month AUD-BBR-BBSW	3.90375%	22,282
	AUD	4,543,000		—	12/19/22	6 month AUD-BBR-BBSW	3.9275%	42,517
	CAD	4,448,000		—	11/8/22	3 month CAD-BA-CDOR	2.1675%	(19,254)
	CHF	1,482,000		—	12/6/22	6 month CHF-LIBOR-BBA	0.87%	(11,298)
	CHF	1,756,000		—	12/28/22	6 month CHF-LIBOR-BBA	0.9325%	(3,647)
	EUR	6,343,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(236,247)
	EUR	1,858,000		—	12/19/22	1.616%	6 month EUR-EURIBOR-REUTERS	(13,205)
	EUR	1,921,000		—	1/2/23	1.562%	6 month EUR-EURIBOR-REUTERS	1,750
	EUR	15,011,000		—	12/6/22	1.695%	6 month EUR-EURIBOR-REUTERS	(270,168)
	EUR	180,124,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	420,826
	EUR	1,548,000		—	12/28/22	1.621%	6 month EUR-EURIBOR-REUTERS	(10,727)
	EUR	43,654,000		—	8/30/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	45,311
	EUR	43,654,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(145,627)
	EUR	43,654,000		—	8/31/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	45,305
	EUR	43,654,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(150,732)
	EUR	43,654,000		—	9/3/14	1 month EUR-EONIA-OIS-COMPOUND	0.086%	17,156
	EUR	43,654,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(114,289)
	GBP	2,735,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	333,347
	GBP	1,116,000		—	12/14/22	1.906%	6 month GBP-LIBOR-BBA	(9,732)
	GBP	490,000		—	12/4/22	1.92%	6 month GBP-LIBOR-BBA	(5,807)
	GBP	1,839,000		—	12/10/22	1.8425%	6 month GBP-LIBOR-BBA	1,184
	GBP	1,366,000		—	12/12/22	1.8725%	6 month GBP-LIBOR-BBA	(5,229)
	JPY	486,529,000		—	12/6/22	0.745%	6 month JPY-LIBOR-BBA	44,393
	JPY	766,055,000		—	12/10/22	0.71%	6 month JPY-LIBOR-BBA	102,084
	JPY	230,010,000		—	12/20/22	6 month JPY-LIBOR-BBA	0.79%	(10,891)
	JPY	426,768,000		—	12/28/22	6 month JPY-LIBOR-BBA	0.7775%	(28,009)
	SEK	8,239,000		—	12/17/22	1.9875%	3 month SEK-STIBOR-SIDE	4,990
	SEK	10,564,000		—	1/3/23	3 month SEK-STIBOR-SIDE	2.02%	(2,323)
	SEK	61,226,000		—	12/6/22	3 month SEK-STIBOR-SIDE	2.09%	53,278
	JPMorgan Chase Bank N.A.
		$9,807,000	(E)	—	11/9/17	1.0325%	3 month USD-LIBOR-BBA	10,101
		37,344,000	(E)	(233,787)	3/20/23	1.75%	3 month USD-LIBOR-BBA	180,731
		4,107,000	(E)	7,687	3/20/18	0.90%	3 month USD-LIBOR-BBA	8,056
	CAD	3,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(88,308)
	CAD	7,265,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	41,915
	CAD	10,699,000	(E)	—	11/7/17	3 month CAD-BA-CDOR	1.81%	(21,082)
	CAD	9,160,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(66,407)
	EUR	1,893,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	76,703
	GBP	2,560,000		—	12/6/22	1.856%	6 month GBP-LIBOR-BBA	(1,336)
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	329,757
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	393,789
	JPY	748,211,000		—	12/17/22	0.71875%	6 month JPY-LIBOR-BBA	94,832
	MXN	19,054,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(112,755)
	MXN	24,639,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(145,544)
	MXN	4,810,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	32,321
	MXN	24,320,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(90,106)
	MXN	66,197,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(245,260)
	MXN	24,320,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	118,513
	MXN	37,740,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	211,387
	Royal Bank of Scotland PLC (The)
		$2,239,000	(E)	(15,742)	3/20/23	1.75%	3 month USD-LIBOR-BBA	9,111

	Total							$450,628
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$5,031,900	(E)	$(45,575)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$10,279

	Total						$10,279
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$497,320	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$937
	901,724	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,699
	753,840	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,184
	2,581,050	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	569
	10,439,897	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,303
	659,075	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	145
	3,396,717	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,831)
	347,514	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	962
	1,137,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	251
	37,699	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8
	650,423	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,022
	3,902,537	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,129
	2,820,241	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	622
	1,383,471	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,926
	2,966,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,219)
	2,480,712	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,896
	826,505	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,287
	137,139	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	296
	752,008	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,069)
	5,320,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(95,579)
	334,968	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	526
	2,273,176	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,715
	1,679,126	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	2,369
	779,183	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,099
	3,119,880	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	688
	435,075	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	480
	1,951,268	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,065
	2,475,446	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,520)
	2,062,395	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,708
	1,252,095	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,781)
	861,217	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	190
	2,242,413	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	495
	695,543	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(698)
	385,146	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	726
	1,452,044	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	320
	3,151,202	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	12,995
	10,692,300	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,792
	718,804	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	1,014
	2,334,367	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,666
	435,697	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	821
	1,412,524	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,662
	1,024,008	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,930
Citibank, N.A.
	1,517,436	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,383
	3,252,114	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,108
	2,839,095	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,459
Credit Suisse International
	1,300,846	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,043
	17,386,428	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	24,525
	4,346,607	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	6,131
	830,668	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	183
	1,386,396	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	306
	1,502,889	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,137)
	2,791,834	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	3,938
Deutsche Bank AG
	1,502,889	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,137)
Goldman Sachs International
	565,478	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	125
	3,040,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	24,381
	2,280,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	16,006
	677,991	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,465
	1,484,784	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,733
	448,421	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,127
	3,067,232	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	677
	1,524,191	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	336
	5,747,826	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,450
	5,270,770	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,251
	1,032,673	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,469)
	387,933	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(552)
	9,813,466	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	24,672
	2,471,797	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	6,214
	832,618	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	184
	2,438,706	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	538
	844,610	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,397
	878,394	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,493
	1,674,985	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	369
	51,474	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	111
	923,370	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,620
	551,530	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,565
	1,846,739	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,241
	1,773,577	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,459
	370,838	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	801
	9,447,385	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,084
	3,146,529	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	694
	645,425	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	142
	728,901	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,037)
	3,517,664	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	776
	1,483,243	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	327
	3,289,523	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	726
	1,414,594	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,012)
	874,494	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,244)
	25,925	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	56
	67,254	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(96)
	179,220	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(255)
	3,431,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	6,344
	3,431,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	11,408
	2,435,456	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	537
	1,588,539	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	350
	3,043,832	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	671
	2,172,216	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	479
	4,524,475	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	998
	3,431,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	12,365
	3,431,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,671
GBP	2,141,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(70,258)
GBP	2,141,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(81,394)
GBP	4,282,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(33,945)
GBP	2,141,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(17,425)
GBP	2,141,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(82,356)
JPMorgan Chase Bank N.A.
	$5,845,224	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,289
	3,837,774	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,648
	3,342,821	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	737
GBP	1,941,000	—	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(15,573)

Total						$(106,497)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
			received		Notional	nation	(paid) by fund	appreciation/
	Swap counterparty /Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	Ba1	$(35,493)		$443,000	9/20/17	(100 bp)	$(13,415)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	Ba3	(72,281)		443,000	9/20/17	(100 bp)	(14,879)
	Credit Suisse International
	Spain Gov't, 5.50%, 7/30/2017	Baa3	(52,226)		443,000	9/20/17	(100 bp)	(16,836)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	CC/F	82,442		705,000	3/20/17	500 bp	(107,896)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB-/F	—	EUR	425,000	9/20/13	715 bp	30,015
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	535 bp	20,097
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	477 bp	17,762
	JPMorgan Chase Bank N.A.
	DJ CDX NA HY Series 19 Index	B+/P	(41,958)		$2,582,000	12/20/17	500 bp	(23,118)

	Total							$(108,270)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $362,482,348.
(b)	The aggregate identified cost on a tax basis is $470,938,745, resulting in gross unrealized appreciation and depreciation of $12,835,771 and $8,737,377, respectively, or net unrealized appreciation of $4,098,394.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,987,387	$73,015,276	$41,249,788	$12,043	$38,752,875
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $77,480,139 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.7%
	Russia	2.6
	Venezuela	1.6
	Argentina	1.4
	Luxembourg	1.0
	Ukraine	1.0
	Brazil	0.7
	United Kingdom	0.6
	Germany	0.6
	Mexico	0.6
	Other	3.2

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the contracts being exchange traded and the exchange's clearinghouse guaranteeing the contract from default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $36,181at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,050,519 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $3,363,608.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$376	$7
Health care	4,729	—	—
Utilities and power	187,130	—	—
Total common stocks	191,859	376	7
Convertible bonds and notes	$—	$600,129	$—
Convertible preferred stocks	116,991	171,091	—
Corporate bonds and notes	—	102,058,287	—
Foreign government and agency bonds and notes	—	26,881,841	—
Mortgage-backed securities	—	172,701,102	—
Preferred stocks	—	356,004	—
Purchased swap options outstanding	—	1,163,765	—
Senior loans		5,983,600
U.S. Government and Agency Mortgage Obligations	—	109,801,215	—
Warrants	—	596	31,320
Short-term investments	40,112,875	14,866,081	—

Totals by level	$40,421,725	$434,584,087	$31,327

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$321,176	$—
Futures contracts	87,293	—	—
Written swap options outstanding	—	(565,555)	—
TBA sale commitments	—	(72,315,236)	—
Interest rate swap contracts	—	(1,466,573)	—
Total return swap contracts	—	(106,497)	—
Credit default contracts	—	11,246	—

Totals by level	$87,293	$(74,121,439)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$201,584	$190,338
Foreign exchange contracts	1,043,405	722,229
Equity contracts	31,916	—
Interest rate contracts	7,059,766	7,947,333

Total	$8,336,671	$8,859,900

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$336,900,000
Written swap option contracts (contract amount)	$94,000,000
Futures contracts (number of contracts)	170
Forward currency contracts (contract amount)	$261,800,000
OTC Interest rate swap contracts (notional)	$2,016,500,000
Central Cleared Interest rate swap contracts (notional)	$3,800,000
OTC Total return swap contracts (notional)	$248,400,000
OTC Credit default swap contracts (notional)	$6,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013